September 27, 2004

EDGAR

United States Securities and
Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:  Form N-Q

Ladies and Gentlemen:

Enclosed herewith for filing pursuant to the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is the Registrant's Form N-Q filing for the quarter ending July 31, 2004.

If you have any questions or comments regarding this filing, please contact the undersigned at (617) 375-1513.

Sincerely,

/s/ Alfred P. Ouellette
Alfred Ouellette
Senior Attorney and Assistant Secretary

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3999

John Hancock Investment Trust II
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end:      October 31

Date of reporting period:     July 31, 2004

ITEM 1. SCHEDULE OF INVESTMENTS

JOHN HANCOCK
Regional Bank Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Regional Bank Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 99.74%                                                                                              $2,409,284,995
(Cost $888,493,116)

Banks - United States - Regional 58.12%                                                                            1,403,771,090
Alabama National Bancorp. (AL)                                                                         129,600         7,417,008
AmSouth Bancorp. (AL)                                                                                1,131,910        27,765,752
Banknorth Group, Inc. (ME)                                                                           2,247,173        71,707,290
BB&T Corp. (NC)                                                                                      1,026,432        39,753,711
BOK Financial Corp. (OK) (I)                                                                           123,500         5,067,205
Bryn Mawr Bank Corp. (PA)                                                                              337,800         7,370,796
Cardinal Financial Corp. (VA) (I)                                                                      248,800         2,269,056
Cascade Bancorp. (OR)                                                                                   30,604           559,441
Charter One Financial, Inc. (OH)                                                                       308,937        13,719,892
Chittenden Corp. (VT)                                                                                  875,486        29,740,259
City Holding Co. (WV)                                                                                  112,756         3,435,675
City National Corp. (CA)                                                                               538,800        34,752,600
CoBiz, Inc. (CO)                                                                                        22,950           314,415
Colonial BancGroup, Inc. (AL)                                                                          735,100        14,180,079
Columbia Bancorp. (OR)                                                                                  35,250           546,375
Columbia Banking System, Inc. (WA)                                                                      65,680         1,429,854
Commerce Bancshares, Inc. (MO)                                                                       1,416,750        66,034,718
Commercial Bankshares, Inc. (FL)                                                                       284,456         7,964,768
Community First Bankshares, Inc. (ND)                                                                  696,950        22,441,790
Compass Bancshares, Inc. (AL)                                                                        1,785,125        78,706,161
Cullen/Frost Bankers, Inc. (TX)                                                                      1,334,850        57,425,247
Dearborn Bancorp, Inc. (MI)                                                                            102,530         2,681,160
F.N.B. Corp. (PA)                                                                                      290,257         5,842,873
First Horizon National Corp. (TN)                                                                    1,517,800        65,796,630
First Midwest Bancorp., Inc. (IL)                                                                       42,000         1,418,340
First National Bankshares of Florida (FL)                                                              298,964         5,318,570
First Republic Bank (CA)                                                                               173,743         7,523,072
First State Bancorp. (NM)                                                                                7,500           219,375
FirstMerit Corp. (OH)                                                                                    8,550           221,787
Fulton Financial Corp. (PA)                                                                          1,002,464        20,560,537
Hancock Holding Co. (MS)                                                                               544,094        16,339,143
Hibernia Corp. (Class A) (LA)                                                                          439,800        11,126,940
Hudson United Bancorp. (NJ)                                                                            398,759        13,657,496
Independent Bank Corp. (MA)                                                                            735,000        20,822,550
Independent Bank Corp. (MI)                                                                            266,000         6,804,280
M&T Bank Corp. (NY)                                                                                    570,153        53,155,364
Marshall & Ilsley Corp. (WI)                                                                         1,319,689        50,689,254
MB Financial, Inc. (IL)                                                                                294,000        10,713,360
Mercantile Bankshares Corp. (MD)                                                                       918,050        41,688,651
National Commerce Financial Corp. (TN)                                                               2,293,201        74,529,032
North Fork Bancorp., Inc. (NY)                                                                       1,675,227        65,417,614
Oriental Financial Group, Inc. (PR)                                                                     51,605         1,313,347
Prosperity Bancshares, Inc. (TX)                                                                        59,000         1,429,570
Provident Bankshares Corp. (MD)                                                                        164,389         4,913,587
Regions Financial Corp. (AL)                                                                           388,100        11,522,689
Republic Bancorp., Inc. (MI)                                                                           124,000         1,816,600
Sandy Spring Bancorp., Inc. (MD)                                                                         7,000           218,120
Seacoast Banking Corp. of Florida (FL)                                                                 548,790        10,427,010
Sky Financial Group, Inc. (OH)                                                                         261,000         6,094,350
SouthTrust Corp. (AL)                                                                                2,359,300        91,517,247
Southwest Bancorp., Inc. (OK)                                                                           21,000           393,120
State Street Corp. (MA)                                                                              1,222,000        52,313,820
Sterling Bancshares, Inc. (TX)                                                                         434,145         5,661,251
Susquehanna Bancshares, Inc. (PA)                                                                      508,693        11,837,286
TCF Financial Corp. (MN)                                                                             1,281,442        77,399,097
Texas Regional Bancshares, Inc. (Class A) (TX)                                                         551,417        24,532,542
TriCo Bancshares (CA)                                                                                  655,150        11,812,355
Trustmark Corp. (MS)                                                                                   167,000         4,801,250
UnionBanCal Corp. (CA)                                                                                 259,800        15,081,390
Virginia Commerce Bancorp., Inc. (VA) (I)                                                               36,662           889,054
Westamerica Bancorp. (CA)                                                                              433,075        21,969,895
Whitney Holding Corp. (LA)                                                                             391,820        16,009,765
Zions Bancorp. (UT)                                                                                  1,069,250        64,689,625

Banks - United States - Superregional 26.23%                                                                         633,572,058
Bank of America Corp. (NC)                                                                             945,885        80,409,684
Bank of New York Co., Inc. (The) (NY)                                                                2,059,898        59,180,870
Comerica, Inc. (MI)                                                                                    165,697         9,688,304
Fifth Third Bancorp. (OH)                                                                            1,262,302        62,307,227
KeyCorp (OH)                                                                                           723,934        21,848,328
Mellon Financial Corp. (PA)                                                                          1,829,054        50,262,404
National City Corp. (OH)                                                                             2,017,812        73,650,138
Northern Trust Corp. (IL)                                                                              252,500        10,132,825
PNC Financial Services Group (PA)                                                                      729,900        36,932,940
SunTrust Banks, Inc. (GA)                                                                              400,515        26,413,964
U.S. Bancorp (MN)                                                                                    2,757,987        78,051,032
Wachovia Corp. (NC)                                                                                  1,146,110        50,784,134
Wells Fargo & Co. (CA)                                                                               1,287,410        73,910,208

Broker Services 0.57%                                                                                                 13,669,500
Lehman Brothers Holdings, Inc. (NY)                                                                    195,000        13,669,500

Diversified Financial 5.13%                                                                                          124,005,773
Citigroup, Inc. (NY)                                                                                 1,145,290        50,495,836
J.P. Morgan Chase & Co. (MA)                                                                         1,969,192        73,509,937

Finance 0.28%                                                                                                          6,780,577
CIT Group, Inc. (NY)                                                                                    27,780           965,633
MBNA Corp. (DE)                                                                                        190,000         4,691,100
Piper Jaffray Cos., Inc. (MN) (I)                                                                       27,579         1,123,844

Insurance 0.82%                                                                                                       19,859,755
Marsh & McLennan Cos., Inc. (NY)                                                                       170,000         7,544,600
Prudential Financial, Inc. (NJ)                                                                        232,500        10,825,200
St. Paul Travelers Cos., Inc. (The) (MN)                                                                40,193         1,489,955

Mortgage Banking 2.18%                                                                                                52,762,408
Countrywide Financial Corp. (CA)                                                                       189,999        13,698,928
Fannie Mae (DC)                                                                                        550,500        39,063,480

Thrifts 6.41%                                                                                                        154,863,834
Astoria Financial Corp. (NY)                                                                           368,700        12,594,792
GreenPoint Financial Corp. (NY)                                                                      1,046,250        42,509,138
MAF Bancorp., Inc. (IL)                                                                                301,743        12,114,981
New York Community Bancorp, Inc. (NY)                                                                  125,000         2,405,000
Sovereign Bancorp, Inc. (PA)                                                                            80,000         1,741,600
Washington Federal, Inc. (WA)                                                                        1,023,726        25,644,336
Washington Mutual, Inc. (WA)                                                                         1,442,711        55,977,187
Webster Financial Corp. (CT)                                                                            40,000         1,876,800

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 0.26%                                                                                          $6,233,000
(Cost $6,233,000)

Joint Repurchase Agreement 0.26%                                                                                       6,233,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Date 07-30-04, due 08-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625% due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000% due 07-15-12)                              1.33%            $6,233         6,233,000

TOTAL INVESTMENTS 100.00%                                                                                         $2,415,517,995

OTHER ASSETS AND LIABILITIES, NET (0.00%)                                                                               ($79,456)

TOTAL NET ASSETS 100.00%                                                                                          $2,415,438,539


John Hancock
Regional Bank Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $894,726,116. Gross unrealized appreciation and depreciation of investments aggregated $1,531,418,507 and $10,626,628, respectively, resulting in net unrealized appreciation of $1,520,791,879.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Regional Bank Fund.


010Q3  7/04
       9/04

JOHN HANCOCK
Small Cap Equity Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Small Cap Equity Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 98.18%                                                                                                $461,998,101
(Cost $401,058,625)

Aerospace & Defense 1.52%                                                                                              7,148,925
Engineered Support Systems, Inc.                                                                       127,500         7,148,925

Application Software 0.94%                                                                                             4,426,200
Neoware Systems, Inc. (I)(L)                                                                           300,000         2,019,000
ScanSoft, Inc. (I)                                                                                     590,000         2,407,200

Broadcasting & Cable TV 3.01%                                                                                         14,138,618
Radio One, Inc. (Class D) (I)                                                                           89,800         1,365,858
XM Satellite Radio Holdings, Inc. (Class A) (I)(U)                                                     484,000        12,772,760

Building Products 1.75%                                                                                                8,244,672
Simpson Manufacturing Co., Inc. (I)                                                                    147,200         8,244,672

Communications Equipment 3.18%                                                                                        14,966,250
Inter-Tel, Inc.                                                                                        200,000         4,338,000
SeaChange International, Inc. (I)                                                                      525,000         7,712,250
Sirenza Microdevices, Inc. (I)                                                                         600,000         2,916,000

Computer Hardware 2.81%                                                                                               13,217,232
Dot Hill Systems Corp. (I)                                                                             500,000         4,150,000
Stratasys, Inc. (I)(L)                                                                                 345,550         9,067,232

Construction & Farm Machinery & Heavy Trucks 1.92%                                                                     9,036,682
Oshkosh Truck Corp.                                                                                    170,600         9,036,682

Construction Materials 2.46%                                                                                          11,567,580
Headwaters, Inc. (I)                                                                                   417,000        11,567,580

Diversified Commercial Services 1.16%                                                                                  5,472,000
Quixote Corp.                                                                                          285,000         5,472,000

Diversified Metals & Mining 0.92%                                                                                      4,312,829
AUR Resources, Inc. (Canada)                                                                           440,000         1,804,364
Inmet Mining Corp. (Canada) (I)                                                                        175,000         2,508,465

Electrical Components & Equipment 4.03%                                                                               18,955,462
Intermagnetics General Corp. (I)                                                                       253,244         9,739,764
Medis Technologies Ltd. (I)(L)                                                                         300,265         3,624,198
Powell Industries, Inc.                                                                                150,000         2,566,500
Superconductor Technologies, Inc. (I)                                                                3,025,000         3,025,000

Electronic Equipment Manufacturers 10.11%                                                                             47,573,292
Cognex Corp.                                                                                           360,000        10,828,800
Excel Technology, Inc. (I)                                                                             136,800         3,666,240
FARO Technologies, Inc. (I)(L)                                                                         262,300         6,171,919
FLIR Systems, Inc. (I)(U)                                                                              128,000         8,144,640
II-VI, Inc. (I)                                                                                        225,000         6,666,750
Integrated Silicon Solution, Inc. (I)                                                                  449,650         3,786,053
Measurement Specialties, Inc. (I)                                                                      387,000         8,308,890

Environmental Services 0.97%                                                                                           4,547,160
Mine Safety Appliances Co.                                                                             122,400         4,547,160

Forest Products 0.73%                                                                                                  3,453,725
Canfor Corp. (Canada) (I)                                                                              300,000         3,453,725

Health Care Equipment 9.25%                                                                                           43,502,474
BioLase Technology, Inc. (I)(L)                                                                        401,100         3,702,153
Cyberonics, Inc. (I)                                                                                   101,400         2,837,172
EPIX Medical, Inc. (I)                                                                                 165,000         2,978,250
Kensey Nash Corp. (I)                                                                                  200,000         5,658,000
Possis Medical, Inc. (I)(U)                                                                            175,000         5,005,000
ResMed, Inc. (I)                                                                                       167,400         8,202,600
Somanetics Corp. (I)                                                                                   128,100         1,610,217
Sonosite, Inc.                                                                                         224,900         5,123,222
Techne Corp. (I)                                                                                       210,700         8,385,860

Health Care Facilities 1.26%                                                                                           5,937,500
Amsurg Corp. (I)                                                                                       250,000         5,937,500

Health Care Services 2.17%                                                                                            10,198,615
Atherogenics, Inc. (I)                                                                                 190,000         2,732,200
Covance, Inc. (I)(U)                                                                                   203,500         7,466,415

Homebuilding 2.27%                                                                                                    10,668,910
Beazer Homes USA, Inc. (I)(L)(U)                                                                        70,000         6,538,000
Orleans Homebuilders, Inc.                                                                             248,850         4,130,910

Household Products 2.00%                                                                                               9,411,186
Yankee Candle Co, Inc. (The) (I)                                                                       324,300         9,411,186

Industrial Machinery 3.31%                                                                                            15,596,138
Kaydon Corp.                                                                                           230,000         6,699,900
RAE Systems, Inc. (I)(L)                                                                               750,000         3,750,000
Raven Industries, Inc.                                                                                 135,001         5,146,238

Internet Software & Services 2.93%                                                                                    13,776,200
Autobytel, Inc. (I)                                                                                    500,000         3,405,000
SafeNet, Inc. (I)                                                                                      220,000         6,393,200
SonicWALL, Inc. (I)                                                                                    600,000         3,978,000

Leisure Facilities 0.96%                                                                                               4,500,000
Imax Corp. (Canada) (I)(L)                                                                           1,000,000         4,500,000

Leisure Products 4.24%                                                                                                19,973,892
Alliance Gaming Corp. (I)                                                                              340,000         4,838,200
LeapFrog Enterprises, Inc. (I)(L)                                                                      314,040         6,217,992
Winnebago Industries, Inc.                                                                             242,000         8,917,700

Life & Health Insurance 1.36%                                                                                          6,402,581
Scottish Re Group Ltd. (Cayman Islands)                                                                313,852         6,402,581

Oil & Gas Equipment & Services 3.24%                                                                                  15,247,450
Grant Prideco, Inc. (I)                                                                                305,000         5,761,450
TETRA Technologies, Inc. (I)                                                                           360,000         9,486,000

Oil & Gas Exploration & Production 3.14%                                                                              14,758,823
ATP Oil & Gas Corp. (I)(L)                                                                             366,700         3,369,973
Chesapeake Energy Corp.                                                                                161,000         2,471,350
KCS Energy, Inc. (I)                                                                                   205,000         3,029,900
Pioneer Natural Resources Co.                                                                          115,000         4,145,750
Quicksilver Resources, Inc. (I)(U)                                                                      55,000         1,741,850

Other Diversified Financial Services 3.01%                                                                            14,178,000
Euronet Worldwide, Inc. (I)                                                                            500,000         9,000,000
FTI Consulting, Inc. (I)                                                                               300,000         5,178,000

Packaged Foods & Meats 0.49%                                                                                           2,309,474
Galaxy Nutritional Foods, Inc. (I)                                                                     778,700         1,277,068
Galaxy Nutritional Foods, Inc. (I)(K)                                                                  662,648         1,032,406

Pharmaceuticals 1.60%                                                                                                  7,511,700
Medicis Pharmaceutical Corp. (Class A)                                                                 210,000         7,511,700

Property & Casualty Insurance 1.28%                                                                                    6,021,100
ProAssurance Corp. (I)                                                                                 190,000         6,021,100

Regional Banks 5.37%                                                                                                  25,286,791
IBERIABANK Corp.                                                                                        99,400         5,576,340
Pacific Mercantile Bancorp. (I)                                                                        335,000         3,685,000
Southwest Bancorp. of Texas, Inc. (I)                                                                  300,000         6,105,000
Umpqua Holdings Corp.                                                                                  150,000         3,391,500
Westamerica Bancorp.                                                                                   128,700         6,528,951

Restaurants 1.20%                                                                                                      5,636,250
Chicago Pizza & Brewery, Inc. (I)                                                                      375,000         5,636,250

Semiconductor Equipment 1.28%                                                                                          6,024,000
FormFactor, Inc. (I)                                                                                   300,000         6,024,000

Semiconductors 1.25%                                                                                                   5,896,700
Catalyst Semiconductor, Inc. (I)                                                                       400,000         2,336,000
Emulex Corp. (I)                                                                                       330,000         3,560,700

Specialty Chemicals 1.09%                                                                                              5,146,050
Cabot Microelectronics Corp. (I)                                                                       145,000         5,146,050

Specialty Stores 0.87%                                                                                                 4,086,000
Select Comfort Corp. (I)                                                                               200,000         4,086,000

Steel 1.50%                                                                                                            7,077,650
Allegheny Technologies, Inc. (U)                                                                       353,000         7,077,650

Technology Distributors 1.74%                                                                                          8,189,100
Global Imaging Systems (I)                                                                             270,000         8,189,100

Thrifts & Mortgage Finance 2.00%                                                                                       9,410,000
New Century Financial Corp.                                                                            200,000         9,410,000

Trucking 1.08%                                                                                                         5,096,190
Celadon Group, Inc. (I)                                                                                180,000         3,153,600
Landstar System, Inc. (I)                                                                               39,000         1,942,590

Wireless Telecommunications Services 2.78%                                                                            13,094,700
EMS Technologies, Inc. (I)                                                                             390,000         6,056,700
Radyne ComStream, Inc. (I)                                                                             425,000         3,123,750
Spectralink Corp.                                                                                      425,000         3,914,250

                                                                                       Interest      Par value
Issuer, description, maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 8.29%                                                                                         $39,021,082
(Cost $39,021,082)

Joint Repurchase Agreement 1.70%                                                                                       8,010,000
Investment in a joint repurchase agreement transaction with
Barclays, Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured
by U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28 and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%           $8,010         8,010,000

                                                                                                        Shares
Cash Equivalents 6.59%                                                                                                31,011,082
AIM Cash Investment Trust (T)                                                                       31,011,082        31,011,082

TOTAL INVESTMENTS 106.47%                                                                                           $501,019,183

OTHER ASSETS AND LIABILITIES, NET (6.47%)                                                                           ($30,472,473)

TOTAL NET ASSETS 100.00%                                                                                            $470,546,710


John Hancock
Small Cap Equity Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(I)  Non-income-producing security.

(K) Direct placement securities are restricted to resale. They have been valued in accordance with procedures approved by the Trustees after consideration of restrictions as to resale, financial condition and prospects of the issuer, general market conditions and pertinent information in accordance with the Fund's By-Laws and the Investment Company Act of 1940, as amended. The Fund has limited rights to registration under the Securities Act of 1933 with respect to these restricted securities. Additional information on these securities is as follows: See table on attached spreadsheet.

(L)  All or a portion of this security is on loan on July 31, 2004.

(T)  Represents investment of securities lending collateral.

(U) All or a portion of this security is pledged as collateral for written call options. Additional information on these securities is as follows: See table on attached spreadsheet.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $440,079,707. Gross unrealized appreciation and depreciation of investments aggregated $104,363,933 and ($43,367,896), respectively, resulting in net unrealized appreciation of $60,996,037.


John Hancock
Small Cap Equity Fund
Direct Placement Securities
July 31, 2004 (unaudited)
                                                                  Value as a
                                                                  percentage
                                   Acquisition    Acquisition      of fund's          Value as of
Issuer, description                       date           cost     net assets        July 31, 2004
Galaxy Nutritional Foods, Inc. -
common stock                          09-25-01     $3,630,000          0.22%           $1,032,406



John Hancock
Small Cap Equity Fund
Summary of written options outstanding on July 31, 2004 (unaudited)

                                     Number of       Exercise     Expiration
Name of issuer                       contracts          price           date                Value
CALLS
Allegheny Technologies, Inc.               150            $20     08-23-2004              $15,750
Beazer Homes USA, Inc.                     150            110     08-23-2004                  750
Covance, Inc.                               81             35     08-23-2004               13,770
FLIR Systems, Inc.                         150             55     08-23-2004              129,000
FLIR Systems, Inc.                          25             60     08-23-2004               10,250
FLIR Systems, Inc.                         100             65     08-23-2004               15,000
FLIR Systems, Inc.                          50             70     09-20-2004                6,000
Possis Medical, Inc.                       100             35     08-23-2004                  500
Quicksilver Resources, Inc.                450             35     08-23-2004               24,750
XM Satellite Radio Holdings, Inc.          200             30     08-23-2004                5,000

                                                                                         $220,770


For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

How to contact us
Internet  www.jhfunds.com

Mail      Regular mail:                             Express mail:
          John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
          1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
          Boston, MA  02217-1000                    529 Main Street
                                                    Charlestown, MA 02129
Phone     Customer service representatives          1-800-225-5291
          24-hour automated information             1-800-338-8080
          TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Small Cap Equity Fund.


370Q3  7/04
       9/04

JOHN HANCOCK
Financial Industries Fund

7.31.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Financial Industries Fund
Securities owned by the fund on
July 31, 2004 (unaudited)

Issuer                                                                                                  Shares             Value
COMMON STOCKS 99.72%                                                                                              $1,131,295,186
(Cost $861,717,478)

Banks - Foreign 1.03%                                                                                                 11,644,506
Credit Agricole SA (France)                                                                            170,000         4,011,558
Julius Baer Holding Ltd. (Switzerland)                                                                  15,000         4,039,160
UniCredito Italiano SpA (Italy)                                                                        750,000         3,593,788

Banks - Midwest 0.34%                                                                                                  3,871,190
Wintrust Financial Corp.                                                                                73,000         3,871,190

Banks - Money Center 12.10%                                                                                          137,234,660
Bank of New York Co., Inc. (The)                                                                       350,000        10,055,500
Citigroup, Inc.                                                                                      1,350,000        59,521,500
JPMorgan Chase & Co. (L)                                                                             1,702,000        63,535,660
Mellon Financial Corp.                                                                                 150,000         4,122,000

Banks - Northeast 5.59%                                                                                               63,460,470
Banknorth Group, Inc. (L)                                                                              120,000         3,829,200
M&T Bank Corp. (L)                                                                                     309,000        28,808,070
State Street Corp. (L)                                                                                 720,000        30,823,200

Banks - Southeast 3.75%                                                                                               42,508,500
First Horizon National Corp. (L)                                                                       220,000         9,537,000
SouthTrust Corp.                                                                                       850,000        32,971,500

Banks - Super Regional 19.21%                                                                                        217,984,711
Bank of America Corp.                                                                                  733,662        62,368,607
Fifth Third Bancorp. (L)                                                                               711,775        35,133,214
National City Corp.                                                                                    356,660        13,018,090
U.S. Bancorp                                                                                         1,070,000        30,281,000
Wachovia Corp. (L)                                                                                     375,000        16,616,250
Wells Fargo & Co. (L)                                                                                1,055,000        60,567,550

Banks - West 1.90%                                                                                                    21,612,500
City National Corp.                                                                                    185,000        11,932,500
Zions Bancorp.                                                                                         160,000         9,680,000

Broker Services 11.73%                                                                                               133,071,920
Ameritrade Holding Corp. (I)(L)                                                                        326,000         3,615,340
Goldman Sachs Group, Inc. (The)                                                                        383,000        33,776,770
Lehman Brothers Holdings, Inc.                                                                         390,000        27,339,000
Merrill Lynch & Co., Inc. (L)                                                                        1,060,000        52,703,200
Morgan Stanley                                                                                         317,000        15,637,610

Business Services - Misc 0.46%                                                                                         5,165,796
GATX Corp.                                                                                             130,000         3,312,400
Marlin Business Services Inc. (I)                                                                      112,600         1,853,396

Computer - Services 2.13%                                                                                             24,179,500
Affiliated Computer Services, Inc. (I)(L)                                                              100,000         5,190,000
Fiserv, Inc. (I)(L)                                                                                    375,000        12,847,500
Paychex, Inc. (L)                                                                                      200,000         6,142,000

Finance - Consumer Loans 4.61%                                                                                        52,253,425
American Express Co. (L)                                                                               802,500        40,325,625
Capital One Financial Corp. (L)                                                                        140,000         9,704,800
Nelnet, Inc. (Class A) (I)                                                                             100,000         2,223,000

Finance - Investment Management 3.29%                                                                                 37,348,121
Affiliated Managers Group, Inc. (I)(L)                                                                  67,500         3,098,925
Alliance Capital Management Holding L.P. (L)                                                           105,000         3,516,450
BlackRock, Inc. (I)(L)                                                                                 288,000        17,841,600
Legg Mason, Inc. (L)                                                                                   120,000         9,424,800
National Financial Partners Corp.                                                                      102,920         3,466,346

Finance - Savings & Loan 1.98%                                                                                        22,442,700
Golden West Financial Corp.                                                                            170,000        18,174,700
Washington Mutual, Inc.                                                                                110,000         4,268,000

Insurance - Brokers 2.83%                                                                                             32,060,112
Marsh & McLennan Cos., Inc. (L)                                                                        722,400        32,060,112

Insurance - Diversified 2.54%                                                                                         28,841,320
Assured Guaranty Ltd. (Bermuda)(I)                                                                     451,460         7,787,685
Axis Capital Holdings Ltd. (Bermuda)                                                                   503,480        12,939,436
Benfield Group Plc (United Kingdom)                                                                    835,170         3,546,192
Converium Holding AG (Switzerland)                                                                     100,900         2,224,082
Montpelier Re Holdings Ltd. (Bermuda)                                                                   66,250         2,343,925

Insurance - Life 2.80%                                                                                                31,749,540
Conseco, Inc. (I)                                                                                      545,820         9,813,844
Genworth Financial, Inc. (I)(L)                                                                        381,517         8,675,696
Scottish Re Group Ltd. (Cayman Islands)                                                                650,000        13,260,000

Insurance - Multi Line 7.04%                                                                                          79,919,991
Assicurazioni Generali SpA (Italy)                                                                     450,000        11,902,841
Hartford Financial Services Group, Inc. (The) (L)                                                      370,500        24,119,550
MetLife, Inc. (L)                                                                                      130,000         4,637,100
PartnerRe Ltd. (Bermuda)                                                                               350,000        18,308,500
Prudential Financial, Inc. (L)                                                                         450,000        20,952,000

Insurance - Property & Casualty 9.24%                                                                                104,813,894
ACE, Ltd. (Cayman Islands)                                                                             295,000        11,974,050
Allstate Corp. (The)                                                                                   227,000        10,687,160
American International Group, Inc.                                                                     500,000        35,325,000
Arch Capital Group Ltd. (I)(L)                                                                         170,000         6,545,000
Direct General Corp. (I)                                                                                72,000         2,141,280
RenaissanceRe Holdings Ltd. (Bermuda) (L)                                                              477,600        25,312,800
Transatlantic Holdings, Inc.                                                                           212,500        12,033,875
United National Group, Ltd. (Class A) (Cayman Islands) (I)                                              54,100           794,729

Mortgage & RE Services 7.15%                                                                                          81,132,330
Countrywide Financial Corp.(L)                                                                         210,000        15,141,000
Doral Financial Corp. (L)                                                                              160,000         6,280,000
Fannie Mae                                                                                             585,000        41,511,600
Freddie Mac                                                                                            283,000        18,199,730

                                                                                       Interest      Par value
Issuer, Description, Maturity date                                                     rate               (000)            Value
SHORT-TERM INVESTMENTS 25.17%                                                                                       $285,508,086
(Cost $285,508,086)

Joint Repurchase Agreement 0.15%                                                                                       1,650,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 07-30-04, due 08-02-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.625%, due 04-15-28, and
U.S. Treasury Inflation Indexed Note 3.000%, due 07-15-12)                             1.330%           $1,650         1,650,000

                                                                                                        Shares
Cash Equivalents 25.02%                                                                                              283,858,086
AIM Cash Investment Trust (T)                                                                      283,858,086       283,858,086

TOTAL INVESTMENTS 124.89%                                                                                         $1,416,803,272

OTHER ASSETS AND LIABILITIES, NET (24.89%)                                                                         ($282,399,632)

TOTAL NET ASSETS 100.00%                                                                                          $1,134,403,640


John Hancock
Financial Industries Fund
Footnotes to Schedule of Investments
July 31, 2004 (unaudited)

(L)  All or a portion of this security is on loan on July 31, 2004.

(I)  Non-income-producing security.

(T)  Represents investment of securities lending collateral.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on July 31, 2004, including short-term investments, was $1,147,225,564. Gross unrealized appreciation and depreciation of investments aggregated $283,356,102 and $13,778,394, respectively, resulting in net unrealized appreciation of $269,577,708.

For more information

Trustees
Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee


Officers
James A. Shepherdson
President and Chief Executive Officer
Richard A. Brown
Senior Vice President and
Chief Financial Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser
John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Principal Distributor
John Hancock Funds, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian
The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent
John Hancock Signature Services, Inc.
1 John Hancock Way, Suite 1000
Boston, Massachusetts 02217-1000

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803


How to contact us
Internet    www.jhfunds.com

Mail        Regular mail:                             Express mail:
            John Hancock Signature Services, Inc.     John Hancock Signature Services, Inc.
            1 John Hancock Way, Suite 1000            Attn: Mutual Fund Image Operations
            Boston, MA  02217-1000                    529 Main Street
                                                      Charlestown, MA 02129

Phone       Customer service representatives          1-800-225-5291
            24-hour automated information             1-800-338-8080
            TDD line                                  1-800-554-6713

This report is for the information of the shareholders of the John Hancock Financial Industries Fund.

700Q3  7/04
       9/04

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form
N-Q, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investment Trust II

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:
    -------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:  September 27, 2004

By:
    -----------------------
    Richard A. Brown
    Senior Vice President and Chief Financial Officer

Date:  September 27, 2004